CNV General Resolution N 622/13 (Tables)	12 Months Ended
Jun. 30, 2018
Cnv General Resolution N 62213
Schedule of CNV General Resolution

As required by Section 1°, Chapter III, Title IV of CNV General Resolution N° 622/13, below there is a detail of the notes to the Consolidated Financial Statements that disclose the information required by the Resolution.

Exhibit A - Property, plant and equipment	Note 9 - Investment properties
Note 10 - Property, plant and equipment
Exhibit B - Intangible assets	Note 8 - Intangible assets
Exhibit C - Equity investments	Note 12 - Information about, associates and joint ventures
Exhibit D - Other investments	Note 13 - Financial instruments by category
Exhibit E - Provisions	Note 14 - Trade and other receivables
Note 19 - Provisions
Exhibit F - Cost of sales and services provided	Note 25 - Expenses by nature
Note 11 - Trading properties
Exhibit G - Foreign currency assets and liabilities	Note 31 - Foreign currency assets and liabilities